Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000226667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAQX
C000226666
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSASX
Without Sales Load [Member] | C000226667
Average Annual Return [Line Items]
Average Annual Return, Percent	39.34%	17.59%	13.43%
Without Sales Load [Member] | C000226666
Average Annual Return [Line Items]
Average Annual Return, Percent	12.55%	0.60%	2.02%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	11.57%	0.33%	1.84%